N-2 - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended
		Jan. 13, 2026	Jan. 06, 2026	Nov. 30, 2025	Aug. 31, 2025	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Cover [Abstract]
Entity Central Index Key		0001195738
Amendment Flag		true
Amendment Description		Amendment No. 19
Entity Inv Company Type		N-2
Securities Act File Number		333-291643
Investment Company Act File Number		811-21212
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		1
Post-Effective Amendment		false
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		19
Entity Registrant Name		Nuveen California AMT-Free Quality Municipal Income Fund
Entity Address, Address Line One		333 West Wacker Drive
Entity Address, City or Town		Chicago
Entity Address, State or Province		IL
Entity Address, Postal Zip Code		60606
City Area Code		(800)
Local Phone Number		257-8787
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objectives and Policies

Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Shareholder Update—Current Investment Objectives, Investment Policies and Principal Risks of the Funds—Investment Objectives” and “—Investment Policies,” as such investment objectives and investment policies may be supplemented from time to time, which is incorporated by reference herein, for a discussion of the Fund’s investment objectives and policies.

Risk Factors [Table Text Block]

RISK FACTORS

Risk is inherent in all investing. Investing in any investment company security involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Shareholder Update—Current Investment Objectives, Investment Policies and Principal Risks of the Funds—Principal Risks of the Funds,” as such principal risks may be supplemented from time to time, which is incorporated by reference herein, for a discussion of the principal risks you should consider before making an investment in the Fund. Any additional risks applicable to a particular offering of Securities will be set forth in the related prospectus supplement.

Effects of Leverage [Text Block]

Effects of Leverage

Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Shareholder Update—Current Investment Objectives, Investment Policies and Principal Risks of the Funds—Effects of Leverage,” as such may be supplemented from time to time, which is incorporated by reference herein, for a discussion of the effects of leverage.

Share Price [Table Text Block]

TRADING AND NET ASSET VALUE INFORMATION

The following table shows for the periods indicated: (i) the high and low sales prices for the Common Shares reported as of the end of the day on the NYSE, (ii) the corresponding NAV per share, and (iii) the premium/(discount) to NAV per share at which the Common Shares were trading as of such date. The Fund’s Common Shares have historically traded both at premiums and discounts in relation to the Fund’s NAV per share. The Fund cannot predict whether its Common Shares will trade at a premium or discount to NAV in the future. The Board of Trustees has currently determined that, at least annually, it will consider action that might be taken to reduce or eliminate any material discount from NAV in respect of Common Shares, which may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares at NAV, or the conversion of the Fund to an open-end investment company. The Fund cannot assure you that its Board of Trustees will decide to take any of these actions, or that share repurchases or tender offers will actually reduce market discount.

	Closing Market Price per Common Share		NAV per Common Share on Date of Market Price		Premium/(Discount) on Date of Market Price
Fiscal Quarter Ended	High	Low	High	Low	High	Low
November 2025	$12.99	$11.80	$12.26	$11.52	5.95%	2.43%
August 2025	$12.07	$11.46	$11.61	$11.74	3.96%	(2.39)%
May 2025	$13.05	$11.70	$12.83	$11.65	1.71%	0.43%
February 2025	$13.08	$12.30	$13.24	$12.83	(1.21)%	(4.13)%
November 2024	$14.06	$12.85	$13.37	$13.17	5.16%	(2.43)%
August 2024	$13.40	$11.48	$13.26	$12.90	1.06%	(11.01)%
May 2024	$12.23	$11.40	$13.26	$12.89	(7.77)%	(11.56)%
February 2024	$11.65	$11.24	$13.45	$13.12	(13.38)%	(14.33)%
November 2023	$11.57	$9.80	$12.50	$11.69	(7.44)%	(16.17)%

The net asset value per Common Share, the market price, and percentage of premium/(discount) to net asset value per Common Share on January 6, 2026, $12.18, $12.52 and 2.79%, respectively. As of January 6, 2026, the Fund had 52,270,994 Common Shares outstanding and net assets applicable to Common Shares of $636,764,001.

Lowest Price or Bid				$ 11.80	$ 11.46	$ 11.70	$ 12.30	$ 12.85	$ 11.48	$ 11.40	$ 11.24	$ 9.80
Highest Price or Bid				12.99	12.07	13.05	13.08	14.06	13.40	12.23	11.65	11.57
Lowest Price or Bid, NAV				11.52	11.74	11.65	12.83	13.17	12.90	12.89	13.12	11.69
Highest Price or Bid, NAV				$ 12.26	$ 11.61	$ 12.83	$ 13.24	$ 13.37	$ 13.26	$ 13.26	$ 13.45	$ 12.50
Highest Price or Bid, Premium (Discount) to NAV [Percent]				5.95%	3.96%	1.71%	(1.21%)	5.16%	1.06%	(7.77%)	(13.38%)	(7.44%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				2.43%	(2.39%)	0.43%	(4.13%)	(2.43%)	(11.01%)	(11.56%)	(14.33%)	(16.17%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF SHARES

Common Shares

The Declaration of Trust authorizes the issuance of an unlimited number of Common Shares. The Common Shares have a par value of $0.01 per share and, subject to the rights of holders of any Preferred Shares, have equal rights to the payment of dividends and the distribution of assets upon liquidation. The Common Shares when issued, are fully paid and, subject to matters discussed in “Certain Provisions in the Declaration of Trust and By-Laws,” non-assessable, and have no preemptive or conversion rights or rights to cumulative voting. A copy of the Declaration of Trust is filed with the SEC as an exhibit to the Fund’s registration statement of which this Prospectus is a part.

Each whole Common Share has one vote with respect to matters submitted for a vote by the Fund’s Common Shareholders and on which the shareholder is entitled to vote, and each fractional share shall be entitled to a proportional fractional vote consistent with the requirements of the 1940 Act and the rules promulgated thereunder, and will vote together as a single class. Whenever the Fund incurs borrowings and/or Preferred Shares are outstanding, Common Shareholders will not be entitled to receive any cash distributions from the Fund unless all interest on such borrowings has been paid and all accumulated dividends on Preferred Shares have been paid, unless asset coverage (as defined in the 1940 Act) with respect to any borrowings would be at least 300% after giving effect to the distributions and asset coverage (as defined in the 1940 Act) with respect to Preferred Shares would be at least 200% after giving effect to the distributions. See “—Preferred Shares” below.

The Common Shares are listed on the NYSE and trade under the ticker symbol “NKX.” The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing. The Fund does not issue share certificates.

Unlike open-end funds, closed-end funds like the Fund do not provide daily redemptions. Rather, if a shareholder determines to buy additional Common Shares or sell shares already held, the shareholder may conveniently do so by trading on the exchange through a broker or otherwise. Common shares of closed-end investment companies may frequently trade on an exchange at prices lower than NAV. Common shares of closed-end investment companies like the Fund have during some periods traded at prices higher than NAV and have during other periods traded at prices lower than NAV.

Because the market value of the Common Shares may be influenced by such factors as distribution levels (which are in turn affected by expenses), call protection, dividend stability, portfolio credit quality, NAV, relative demand for and supply of such shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot assure you that Common Shares will trade at a price equal to or higher than NAV in the future. The Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes. See “Repurchase of Fund Shares; Conversion to Open-End Fund.”

Preferred Shares

The Fund’s Declaration of Trust authorizes the issuance of an unlimited number of Preferred Shares in one or more classes or series, with rights as determined by the Board of Trustees, by action of the Board of Trustees without the approval of the Common Shareholders. As of January 6, 2026, there were 2,567 VRDP Shares and 1,404 MFP Shares outstanding. The VRDP Shares and MFP Shares have various rights that were approved by the Board of Trustees without the approval of Common Shareholders, which are specified in each applicable statement establishing and fixing the rights and preferences with respect to the VRDP Shares and MFP Shares (each a “Statement” and together the “Statements”). The discussion below generally describes the rights of the holders of Preferred Shares, including rights generally applicable to the holders of the Fund’s outstanding VRDP Shares and MFP Shares, although the terms of any Preferred Shares that may be issued by the Fund may be the same as, or different from, the terms described below, subject to the applicable Statement, applicable law and the Declaration of Trust.

Under the 1940 Act, the Fund is not permitted to issue “senior securities” that are Preferred Shares if, immediately after the issuance of Preferred Shares, the asset coverage ratio would be less than 200%. See “Use of Leverage.” Additionally, the Fund will generally not be permitted to purchase any of its Common Shares or declare dividends (except a dividend payable in Common Shares) or other distributions on its Common Shares unless, at the time of such purchase or declaration, the asset coverage ratio with respect to such Preferred Shares, after taking into account such purchase or distribution, is at least 200%. Preferred Shares issued by the Fund have priority over the Common Shares.

For so long as any Preferred Shares are outstanding, the Fund will not: (1) declare or pay any dividend or other distribution (other than a dividend or distribution paid in Common Shares) in respect of the Common Shares, (2) call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares, or (3) pay any proceeds of the liquidation of the Fund in respect of the Common Shares, unless, in each case, (A) immediately thereafter, the Fund shall be in compliance with the 200% asset coverage limitations set forth under the 1940 Act after deducting the amount of such dividend or other distribution or redemption or purchase price or liquidation proceeds and (B) all cumulative dividends and other distributions of shares of all series of Preferred Shares of the Fund due on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition shall have been declared and paid.

Dividends and Distributions and Priority of Payment

The Fund’s Preferred Shares rank equally with each other and have priority over the Common Shares as to the payment of dividends and other distributions. The holders of Preferred Shares of each series are entitled to receive, when, as and if declared by the Board, out of funds legally available therefor in accordance with the Declaration of Trust and applicable law, cumulative cash dividends at the dividend rate for the Preferred Shares of such series payable on the dividend payment dates with respect to the Preferred Shares of such series. Holders of Preferred Shares are not entitled to any dividend, whether payable in cash, property or shares, in excess of full cumulative dividends on the Preferred Shares. No interest, or sum of money in lieu of interest, shall be payable in respect of any dividend payment or payments on Preferred Shares which may be in arrears, and no additional sum of money will be payable in respect of such arrearage. Dividends on a series of Preferred Shares may be determined at a fixed rate, by reference to an index or pursuant to a formula, established by a remarketing agent or otherwise. Dividends may be subject to a maximum rate as set forth in the applicable Statement.

Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation preference. In the event that VRDP Shares are unable to be successfully remarketed, the dividend rate will be the maximum rate, which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares. Certain series of VRDP shares are subject to a special rate period (“Special Rate Period VRDP Shares”). During the special rate period, VRDP dividends will be set monthly as a floating rate based on the predetermined formula. Following the initial special rate period, Special Rate Period VRDP Shares may transition to traditional VRDP Shares with dividends set at weekly remarketings, and be supported by a designated liquidity provider, or the Board may approve a subsequent special rate period.

Dividends for the Fund’s MFP Shares are based upon a short-term index plus an additional fixed “spread” amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the MFP Shares.

Liquidation Preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, holders of Preferred Shares would be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accumulated and unpaid dividends thereon, whether or not earned or declared) before any distribution of assets is made to Common Shareholders. After payment of the full amount of the liquidating distribution to which they are entitled, holders of Preferred Shares will not be entitled to any further participation in any distribution of assets by the Fund. A consolidation or merger of the Fund with or into another entity or a sale of all or substantially all of the assets of the Fund shall not be deemed to be a liquidation, dissolution or winding up of the Fund.

Voting Rights

In connection with any issuance of Preferred Shares, the Fund must comply with Section 18(i) of the 1940 Act, which requires, among other things, that Preferred Shares be voting shares and have equal voting rights with Common Shares. Except with respect to certain matters affecting only the holders of the Preferred Shares and except as discussed further below, holders of Preferred Shares vote together with Common Shareholders as a single class on matters submitted to Fund shareholders.

In connection with the election of the Fund’s trustees, holders of Preferred Shares, voting as a separate class, are entitled to elect two of the Fund’s trustees, and the remaining trustees are elected by Common Shareholders and holders of Preferred Shares, voting together as a single class. In addition, if at any time dividends on the Fund’s outstanding Preferred Shares are unpaid in an amount equal to two full years’ dividends thereon, the holders of all outstanding Preferred Shares, voting as a separate class, would be entitled to elect a majority of the Fund’s trustees until all dividends in arrears have been paid or declared and set apart for payment.

The Statement with respect to each series of the Fund’s Preferred Shares sets forth certain voting and consent rights of the holders of such Shares, including with respect to certain actions that would affect the preferences, rights, or powers of such class or series or the authorization or issuance of any class or series ranking prior to the Preferred Shares. Except as may otherwise be required by law, the Fund’s Declaration of Trust requires that (1) the affirmative vote of the holders of at least two-thirds of the Fund’s Preferred Shares outstanding at the time, voting as a separate class, would be required to approve any conversion of the Fund from a closed-end to an open-end investment company and (2) the affirmative vote of the holders of at least two-thirds of the outstanding Preferred Shares, voting as a separate class, would be required to approve any plan of reorganization (as such term is used in the 1940 Act) adversely affecting such shares; provided however, that such separate class vote would be a majority vote if the action in question has previously been approved, adopted or authorized by the affirmative vote of two-thirds of the total number of trustees fixed in accordance with the Declaration of Trust or the By-laws. The affirmative vote of the holders of a majority of the outstanding Preferred Shares, voting as a separate class, would be required to approve any action not described in the preceding sentence requiring a vote of security holders under Section 13(a) of the 1940 Act including, among other things, changes in the Fund’s investment objectives or changes in the investment restrictions described as fundamental policies under “Investment Restrictions” in the SAI. The class or series vote of holders of Preferred Shares described above would in each case be in addition to any separate vote of the requisite percentage of Common Shares and Preferred Shares necessary to authorize the action in question.

The foregoing voting provisions would not apply with respect to any Fund Preferred Shares if, at or prior to the time when a vote was required, such shares have been (1) redeemed or (2) called for redemption and sufficient funds would have been deposited in trust to effect such redemption.

Redemption, Purchase and Sale of Preferred Shares

The terms of the Preferred Shares may provide that they are redeemable by the Fund at certain times, in whole or in part, at the liquidation preference of such share plus accumulated dividends, that the Fund may tender for or purchase Preferred Shares and that the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of Preferred Shares by the Fund would reduce the leverage applicable to Common Shares, while any resale of such shares by the Fund would increase such leverage.

The outstanding VRDP Shares and MFP Shares of each series have a specified term redemption date and may be subject to earlier optional or mandatory redemption by the Fund, in whole or in part, in certain circumstances, such as in the event of a failure by the Fund to comply with asset coverage and/or effective leverage ratio requirements, as applicable, and any such failure is not cured within the applicable cure period. With respect to the outstanding series of VRDP Shares that has a liquidity provider, the Fund has an obligation to redeem, at a redemption price equal to the liquidation preference per share plus accumulated but unpaid dividends thereon (whether or not earned or declared), shares of such series purchased by the liquidity provider pursuant to its purchase obligation if the liquidity provider continues to be the beneficial owner for a period of six months and such shares cannot be successfully remarketed.

Outstanding Securities [Table Text Block]

The following provides information about the Fund’s outstanding Common Shares and Preferred Shares as of January 6, 2026:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding
Common Shares	Unlimited	0	52,270,994
Preferred Shares	Unlimited	—	3,971
Series A MFP Shares	1,404	0	1,404
Series 3 VRDP Shares	427	0	427
Series 4 VRDP Shares	1,090	0	1,090
Series 6 VRDP Shares	1,050	0	1,050

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		333 West Wacker Drive
Entity Address, City or Town		Chicago
Entity Address, State or Province		IL
Entity Address, Postal Zip Code		60606
Contact Personnel Name		Mark L. Winget
Common Stock [Member]
General Description of Registrant [Abstract]
Share Price			$ 12.52		$ 11.82				$ 13.34		$ 11.48		$ 11.72	$ 14.15	$ 15.13	$ 15.53	$ 13.50	$ 13.97	$ 14.62	$ 15.63
NAV Per Share			$ 12.18		$ 11.56				$ 13.25		$ 13.33		$ 12.99	$ 15.64	$ 16.48	$ 17.27	$ 15.17	$ 15.26	$ 15.35	$ 16.17	$ 15.95
Latest Premium (Discount) to NAV [Percent]			2.79%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Dividends [Text Block]		Whenever the Fund incurs borrowings and/or Preferred Shares are outstanding, Common Shareholders will not be entitled to receive any cash distributions from the Fund unless all interest on such borrowings has been paid and all accumulated dividends on Preferred Shares have been paid, unless asset coverage (as defined in the 1940 Act) with respect to any borrowings would be at least 300% after giving effect to the distributions and asset coverage (as defined in the 1940 Act) with respect to Preferred Shares would be at least 200% after giving effect to the distributions. See “—Preferred Shares” below.
Security Voting Rights [Text Block]		Each whole Common Share has one vote with respect to matters submitted for a vote by the Fund’s Common Shareholders and on which the shareholder is entitled to vote, and each fractional share shall be entitled to a proportional fractional vote consistent with the requirements of the 1940 Act and the rules promulgated thereunder, and will vote together as a single class.
Outstanding Security, Title [Text Block]			Common Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			52,270,994
Institutional MuniFund Term Preferred (iMTP) Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[1]																		$ 36,000	$ 36,000
Senior Securities Coverage per Unit	[2]																		$ 13,468	$ 16,775
MuniFund Preferred ("MFP") Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[1]				$ 140,400				$ 140,400		$ 140,400		$ 140,400	$ 140,400	$ 140,400	$ 140,400	$ 140,400	$ 140,400
Senior Securities Coverage per Unit	[3]				$ 244,649				$ 258,511		$ 259,461		$ 255,434	$ 271,751	$ 281,045	$ 289,705	$ 266,617	$ 268,438
Variable Rate Demand Preferred ("VRDP") Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[1]				$ 256,700				$ 256,700		$ 256,700		$ 256,700	$ 292,200	$ 292,200	$ 292,200	$ 292,200	$ 292,200	$ 396,600	$ 291,600
Senior Securities Coverage per Unit	[3]				$ 244,649				$ 258,511		$ 259,461		$ 255,434	$ 271,751	$ 281,045	$ 289,705	$ 266,617	$ 268,438	$ 269,359	$ 335,490
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Dividends [Text Block]

Dividends and Distributions and Priority of Payment

The Fund’s Preferred Shares rank equally with each other and have priority over the Common Shares as to the payment of dividends and other distributions. The holders of Preferred Shares of each series are entitled to receive, when, as and if declared by the Board, out of funds legally available therefor in accordance with the Declaration of Trust and applicable law, cumulative cash dividends at the dividend rate for the Preferred Shares of such series payable on the dividend payment dates with respect to the Preferred Shares of such series. Holders of Preferred Shares are not entitled to any dividend, whether payable in cash, property or shares, in excess of full cumulative dividends on the Preferred Shares. No interest, or sum of money in lieu of interest, shall be payable in respect of any dividend payment or payments on Preferred Shares which may be in arrears, and no additional sum of money will be payable in respect of such arrearage. Dividends on a series of Preferred Shares may be determined at a fixed rate, by reference to an index or pursuant to a formula, established by a remarketing agent or otherwise. Dividends may be subject to a maximum rate as set forth in the applicable Statement.

Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation preference. In the event that VRDP Shares are unable to be successfully remarketed, the dividend rate will be the maximum rate, which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares. Certain series of VRDP shares are subject to a special rate period (“Special Rate Period VRDP Shares”). During the special rate period, VRDP dividends will be set monthly as a floating rate based on the predetermined formula. Following the initial special rate period, Special Rate Period VRDP Shares may transition to traditional VRDP Shares with dividends set at weekly remarketings, and be supported by a designated liquidity provider, or the Board may approve a subsequent special rate period.

Dividends for the Fund’s MFP Shares are based upon a short-term index plus an additional fixed “spread” amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the MFP Shares.

Security Voting Rights [Text Block]

Voting Rights

In connection with any issuance of Preferred Shares, the Fund must comply with Section 18(i) of the 1940 Act, which requires, among other things, that Preferred Shares be voting shares and have equal voting rights with Common Shares. Except with respect to certain matters affecting only the holders of the Preferred Shares and except as discussed further below, holders of Preferred Shares vote together with Common Shareholders as a single class on matters submitted to Fund shareholders.

In connection with the election of the Fund’s trustees, holders of Preferred Shares, voting as a separate class, are entitled to elect two of the Fund’s trustees, and the remaining trustees are elected by Common Shareholders and holders of Preferred Shares, voting together as a single class. In addition, if at any time dividends on the Fund’s outstanding Preferred Shares are unpaid in an amount equal to two full years’ dividends thereon, the holders of all outstanding Preferred Shares, voting as a separate class, would be entitled to elect a majority of the Fund’s trustees until all dividends in arrears have been paid or declared and set apart for payment.

The Statement with respect to each series of the Fund’s Preferred Shares sets forth certain voting and consent rights of the holders of such Shares, including with respect to certain actions that would affect the preferences, rights, or powers of such class or series or the authorization or issuance of any class or series ranking prior to the Preferred Shares. Except as may otherwise be required by law, the Fund’s Declaration of Trust requires that (1) the affirmative vote of the holders of at least two-thirds of the Fund’s Preferred Shares outstanding at the time, voting as a separate class, would be required to approve any conversion of the Fund from a closed-end to an open-end investment company and (2) the affirmative vote of the holders of at least two-thirds of the outstanding Preferred Shares, voting as a separate class, would be required to approve any plan of reorganization (as such term is used in the 1940 Act) adversely affecting such shares; provided however, that such separate class vote would be a majority vote if the action in question has previously been approved, adopted or authorized by the affirmative vote of two-thirds of the total number of trustees fixed in accordance with the Declaration of Trust or the By-laws. The affirmative vote of the holders of a majority of the outstanding Preferred Shares, voting as a separate class, would be required to approve any action not described in the preceding sentence requiring a vote of security holders under Section 13(a) of the 1940 Act including, among other things, changes in the Fund’s investment objectives or changes in the investment restrictions described as fundamental policies under “Investment Restrictions” in the SAI. The class or series vote of holders of Preferred Shares described above would in each case be in addition to any separate vote of the requisite percentage of Common Shares and Preferred Shares necessary to authorize the action in question.

The foregoing voting provisions would not apply with respect to any Fund Preferred Shares if, at or prior to the time when a vote was required, such shares have been (1) redeemed or (2) called for redemption and sufficient funds would have been deposited in trust to effect such redemption.

Security Liquidation Rights [Text Block]

Liquidation Preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, holders of Preferred Shares would be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accumulated and unpaid dividends thereon, whether or not earned or declared) before any distribution of assets is made to Common Shareholders. After payment of the full amount of the liquidating distribution to which they are entitled, holders of Preferred Shares will not be entitled to any further participation in any distribution of assets by the Fund. A consolidation or merger of the Fund with or into another entity or a sale of all or substantially all of the assets of the Fund shall not be deemed to be a liquidation, dissolution or winding up of the Fund.

Preferred Stock Restrictions, Other [Text Block]

Redemption, Purchase and Sale of Preferred Shares

The terms of the Preferred Shares may provide that they are redeemable by the Fund at certain times, in whole or in part, at the liquidation preference of such share plus accumulated dividends, that the Fund may tender for or purchase Preferred Shares and that the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of Preferred Shares by the Fund would reduce the leverage applicable to Common Shares, while any resale of such shares by the Fund would increase such leverage.

The outstanding VRDP Shares and MFP Shares of each series have a specified term redemption date and may be subject to earlier optional or mandatory redemption by the Fund, in whole or in part, in certain circumstances, such as in the event of a failure by the Fund to comply with asset coverage and/or effective leverage ratio requirements, as applicable, and any such failure is not cured within the applicable cure period. With respect to the outstanding series of VRDP Shares that has a liquidity provider, the Fund has an obligation to redeem, at a redemption price equal to the liquidation preference per share plus accumulated but unpaid dividends thereon (whether or not earned or declared), shares of such series purchased by the liquidity provider pursuant to its purchase obligation if the liquidity provider continues to be the beneficial owner for a period of six months and such shares cannot be successfully remarketed.

Outstanding Security, Title [Text Block]			Preferred Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			3,971
Series A MFP Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Series A MFP Shares
Outstanding Security, Authorized [Shares]			1,404
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			1,404
Series 3 VRDP Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Series 3 VRDP Shares
Outstanding Security, Authorized [Shares]			427
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			427
Series 4 VRDP Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Series 4 VRDP Shares
Outstanding Security, Authorized [Shares]			1,090
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			1,090
Series 6 VRDP Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Series 6 VRDP Shares
Outstanding Security, Authorized [Shares]			1,050
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			1,050

[1]	Aggregate Amount Outstanding: Aggregate amount outstanding represents the principal amount outstanding or liquidation preference as of the end of the relevant fiscal year.
[2]	Asset Coverage Per $5,000: Asset coverage per $5,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 5,000. For purpose of asset coverage above, senior securities consist of preferred shares or borrowings of a Fund and does not include derivative transactions and other investments that have the economic effect of leverage such as reverse repurchase agreements and tender option bonds. If the leverage effects of such investments were included, the asset coverage amounts presented would be lower.
[3]	Asset Coverage Per $100,000: Asset coverage per $100,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 100,000. For purpose of asset coverage above, senior securities consist of preferred shares or borrowings of a Fund and does not include derivative transactions and other investments that have the economic effect of leverage such as reverse repurchase agreements and tender option bonds. If the leverage effects of such investments were included, the asset coverage amounts presented would be lower.